UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6273

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	02/28/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Massachusetts Municipal Money Market Fund
February 28, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--101.1%	Rate (%)		Date	Amount ($)	Value ($)

Athol Royalston Regional School
District, State Qualified BAN		5.00	6/14/07	1,000,000	1,003,325
Dennis-Yarmouth Regional School
District, GO Notes, BAN		4.00	7/17/07	1,477,507	1,480,139
Haverhill,
BAN		4.50	11/9/07	1,000,000	1,006,353
Haverhill,
GO Notes (Insured; FGIC)		6.00	6/15/07	315,000	317,075
Holyoke,
GO Notes, Refunding (Insured;
FSA)		6.00	6/15/07	400,000	402,732
Lawrence,
School BAN		4.25	12/21/07	1,750,000	1,759,276
Massachusetts,
Consolidated Loan (Insured;
AMBAC)		5.00	3/1/07	500,000	500,000
Massachusetts,
CP (LOC; Bank of Nova Scotia)		3.55	3/15/07	4,300,000	4,300,000
Massachusetts Bay Transportation
Authority, General
Transportation System		5.25	3/1/07	640,000	640,000
Massachusetts Bay Transportation
Authority, General
Transportation System		6.00	3/1/07	250,000	250,000
Massachusetts Bay Transportation
Authority, General
Transportation System,
Refunding		5.40	3/1/07	100,000	100,000
Massachusetts Bay Transportation
Authority, General
Transportation System,
Refunding		7.00	3/1/07	250,000	250,000
Massachusetts Development Finance
Agency, Education Revenue (The
Tabor Academy Issue) (LOC;
Citizens Bank of Massachusetts)		3.54	3/7/07	3,000,000 a	3,000,000
Massachusetts Development Finance
Agency, MFHR (Archstone
Reading Apartments) (LOC; PNC
Bank)		3.56	3/7/07	3,440,000 a	3,440,000
Massachusetts Development Finance
Agency, MFHR (Georgetown
Village Apartments Project)
(Insured; FNMA)		3.72	3/7/07	5,930,000 a	5,930,000
Massachusetts Development Finance
Agency, Revenue (Alliance
Health of Massachusetts
Project) (LOC; PNC Bank)		3.70	3/7/07	3,500,000 a	3,500,000

Massachusetts Development Finance
Agency, Revenue (Cardinal
Cushing Centers, Inc. Project)
(LOC; The Bank of New York)	3.65	3/7/07	7,410,000 a	7,410,000
Massachusetts Development Finance
Agency, Revenue
(Catania-Spagna Issue) (LOC;
Lloyds TSB Bank PLC)	3.73	3/7/07	2,565,000 a	2,565,000
Massachusetts Development Finance
Agency, Revenue (Community
Resources for Justice Issue)
(LOC; Citizens Bank of
Massachusetts)	3.66	3/7/07	300,000 a	300,000
Massachusetts Development Finance
Agency, Revenue (ECM Plastic
Issue) (LOC; PNC Bank)	3.61	3/7/07	2,490,000 a	2,490,000
Massachusetts Development Finance
Agency, Revenue (Fessenden
School Issue) (LOC; Bank of
America)	3.70	3/7/07	4,000,000 a	4,000,000
Massachusetts Development Finance
Agency, Revenue (FIBA
Technologies Issue) (LOC;
Comerica Bank)	3.59	3/7/07	1,790,000 a	1,790,000
Massachusetts Development Finance
Agency, Revenue (JHC Assisted
Living Corp. Issue) (LOC; TD
Banknorth, NA)	3.71	3/7/07	5,205,000 a	5,205,000
Massachusetts Development Finance
Agency, Revenue (Lesley
University Issue) (LOC; Bank
of America)	3.70	3/7/07	3,000,000 a	3,000,000
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue) (Insured;
Radian Bank and Liquidity
Facility: Bank of America and
State Street Bank and Trust
Co.)	3.59	3/7/07	7,300,000 a	7,300,000
Massachusetts Development Finance
Agency, Revenue (The Young
Mens's Christian Association
of Greater Worcester Issue)
(LOC; TD Banknorth, NA)	3.56	3/7/07	6,250,000 a	6,250,000
Massachusetts Development Finance
Agency, Revenue (Walnut Hill
School Issue) (LOC; Citizens
Bank of Massachusetts)	3.53	3/7/07	610,000 a	610,000
Massachusetts Development Finance
Agency, Revenue (Wentworth
Institute of Technology, Inc.
Issue) (Insured; Radian Bank
and Liquidity Facility; Bank
of America)	3.73	3/7/07	4,700,000 a	4,700,000

Massachusetts Development Finance
Agency, RRR (Waste Management,
Inc. Project) (LOC; SunTrust
Bank)	3.71	3/7/07	5,500,000 a	5,500,000
Massachusetts Development Finance
Authority, Multifamily Revenue
(Kennedy Lofts Project)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch and Co.
Inc.)	3.76	3/7/07	11,440,000 a,b	11,440,000
Massachusetts Development Finance
Authority, Multifamily Revenue
(Seth I Apartments Project)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch and Co.
Inc.)	3.76	3/7/07	12,590,000 a,b	12,590,000
Massachusetts Health and
Educational Facilities
Authority, CP (Harvard
University Issue)	3.55	3/8/07	3,000,000	3,000,000
Massachusetts Health and
Educational Facilities
Authority, CP (Harvard
University Issue)	3.57	3/8/07	3,350,000	3,350,000
Massachusetts Health and
Educational Facilities
Authority, CP (Harvard
University Issue)	3.57	3/12/07	1,000,000	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Emmanuel
College Issue) (LOC: Allied
Irish Banks and State Street
Bank and Trust Co.)	3.66	3/7/07	12,000,000 a	12,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Great
Brook Valley Health Center)
(LOC; TD Banknorth, N.A.)	3.53	3/7/07	2,600,000 a	2,600,000
Massachusetts Housing Finance
Agency, SFHR Notes	3.60	5/1/07	4,080,000	4,080,000
Massachusetts Housing Finance
Agency, SFHR Notes	4.00	12/1/07	1,000,000	1,001,951
Massachusetts Industrial Finance
Agency, Revenue (Barker Steel
Co. Issue) (LOC; Citizens Bank
of Massachusetts)	3.95	3/7/07	900,000 a	900,000
Massachusetts Industrial Finance
Agency, Revenue (Hi-Tech Mold
and Tool, Inc. Issue) (LOC;
SunTrust Bank)	3.60	3/7/07	875,000 a	875,000
Massachusetts Industrial Finance

Agency, Revenue (Peterson
American Corp. Project) (LOC;
Bank One)	3.90	3/7/07	1,100,000 a	1,100,000
Massachusetts Port Authority,
Special Facilities Revenue
(Delta Air Lines, Inc.
Project) (Insured; AMBAC and
Liquidity Facility; Citibank
NA)	3.75	3/7/07	7,495,000 a,b	7,495,000
Massachusetts Port Authority,
Special Facilities Revenue
(Delta Air Lines, Inc.
Project) (Insured; AMBAC and
Liquidity Facility; Citibank
NA)	3.75	3/7/07	7,495,000 a,b	7,495,000
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/07	100,000	100,679
Massachusetts Water Resources
Authority, CP (LOC; Bayerische
Landesbank)	3.55	3/15/07	13,700,000	13,700,000
Massachusetts Water Resources
Authority, CP (LOC; State
Street Corporation)	3.57	3/8/07	2,000,000	2,000,000
Mendon-Upton Regional School
District, GO Notes (Insured;
FGIC)	6.00	6/1/07	150,000	150,855
Pembroke,
GO Notes (Insured; MBIA)	5.00	8/1/07	538,000	540,739
Rail Connections, Inc.,
Revenue (Route 128 Parking
Garage)	5.13	7/1/07	100,000 c	100,495
Springfield,
GO Notes (State Qualified
Municipal Purpose Loan)
(Insured; FSA)	4.50	6/15/07	1,800,000	1,804,323
West Springfield,
GO Notes, BAN	4.25	8/1/07	1,000,000	1,002,273

Total Investments (cost $167,325,215)			101.1%	167,325,215
Liabilities, Less Cash and Receivables			(1.1%)	(1,749,501)
Net Assets			100.0%	165,575,714

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities amounted to $39,020,000 or 23.6% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants

TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 25, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)